Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Although we do not have a formal policy regarding the timing of awards of stock options, stock appreciation rights
("SARs") and/or similar option-like instruments, including grants to our NEOs, we do not make these awards or any other form of equity compensation in anticipation of the release of material, non-public information. Similarly, we do not time the release of material, non-public information based on stock option, SARs or other equity award grant dates for the purpose of affecting the value of any award.
Award Timing Method	Although we do not have a formal policy regarding the timing of awards of stock options, stock appreciation rights
("SARs") and/or similar option-like instruments, including grants to our NEOs, we do not make these awards or any other form of equity compensation in anticipation of the release of material, non-public information. Similarly, we do not time the release of material, non-public information based on stock option, SARs or other equity award grant dates for the purpose of affecting the value of any award.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Although we do not have a formal policy regarding the timing of awards of stock options, stock appreciation rights
("SARs") and/or similar option-like instruments, including grants to our NEOs, we do not make these awards or any other form of equity compensation in anticipation of the release of material, non-public information. Similarly, we do not time the release of material, non-public information based on stock option, SARs or other equity award grant dates for the purpose of affecting the value of any award.
MNPI Disclosure Timed for Compensation Value	true